Stockholders’ (Deficit) Equity and Stock-Based Compensation - Stock option activity, narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employees
Class of Stock [Line Items]
Weighted-average grant-date fair value of options granted (in dollars per share)	$ 3.56	$ 0.45
Weighted-average grant-date fair value of options forfeited (in dollars per share)	2.20	0.38
Weighted-average grant-date fair value of options vested (in dollars per share)	$ 1.20	$ 0.30
Total fair value of options vested	$ 7.1	$ 0.9
Aggregate intrinsic value of options exercised	$ 103.4	$ 0.5
Common Stock | 2021 Equity Incentive Plan
Class of Stock [Line Items]
Percent of possible increase in shares available for issuance	5.00%
Preferred Stock | Volta Charter
Class of Stock [Line Items]
Number of shares authorized (in shares)	10,000,000